Property and Equipment, Net (Detail)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 19,993,270	¥ 138,813,271	¥ 109,826,051
Furniture, fixtures and equipment	12,310,147	85,469,351	63,763,654
Motor vehicles	7,192,882	49,940,181	23,019,817
Software	9,220,336	64,016,790	39,034,783
Property, Plant and Equipment, Gross, Total	48,716,635	338,239,593	235,644,305
Accumulated depreciation	(18,703,096)	(129,855,593)	(79,150,194)
Property Plant And Equipment Net Excluding Construction In Progress, Total	30,013,539	208,384,000	156,494,111
Construction in progress	5,056,245	35,105,512	39,981,138
Property and equipment, net	$ 35,069,784	¥ 243,489,512	¥ 196,475,249